                              SPDR(R) SERIES TRUST

                        SUPPLEMENT DATED JANUARY 26, 2011
   TO THE PROSPECTUS DATED OCTOBER 31, 2010 AS SUPPLEMENTED DECEMBER 17, 2010

                     SPDR(R) S&P(R) Aerospace & Defense ETF*
                           SPDR(R) S&P(R) Biotech ETF
                   SPDR(R) S&P(R) Building & Construction ETF*
                      SPDR(R) S&P(R) Computer Hardware ETF*
                      SPDR(R) S&P(R) Computer Software ETF*
                    SPDR(R) S&P(R) Health Care Equipment ETF
                    SPDR(R) S&P(R) Health Care Services ETF*
                         SPDR(R) S&P(R) Homebuilders ETF
                         SPDR(R) S&P(R) LeisureTime ETF*
                       SPDR(R) S&P(R) Metals & Mining ETF
                SPDR(R) S&P(R) Oil & Gas Equipment & Services ETF
              SPDR(R) S&P(R) Oil & Gas Exploration & Production ETF
                 SPDR(R) S&P(R) Outsourcing & IT Consulting ETF*
                       SPDR(R) S&P(R) Pharmaceuticals ETF
                            SPDR(R) S&P(R) Retail ETF
                        SPDR(R) S&P(R) Semiconductor ETF
                           SPDR(R) S&P(R) Telecom ETF
                        SPDR(R) S&P(R) Transportation ETF

* This ETF is not yet in operation and thus is not currently offered by the SPDR Series Trust.

For each of the above-listed ETFs, the third paragraph in the ETF's prospectus section titled "THE FUND'S INVESTMENT STRATEGY" is changed to the paragraph immediately below. The bracketed text in the first sentence of the paragraph varies for each ETF based on the relevant industry name for the particular ETF. The bracketed text in the last sentence of the paragraph varies for each ETF based on the number of stocks represented in the ETF's index. The industry name and number of stocks that should appear in place of the bracketed text is listed for each ETF in the table below. The prospectus page number where you will find the paragraph for each ETF and the date when this new disclosure is effective for each ETF also appear in the table below.

   The Index represents the [industry name in table below] sector of the S&P Total Market Index ("S&P TMI"). The Index is one of nineteen (19) S&P Select Industry Indices (the "Select Industry Indices"), each designed to measure the performance of a narrow sub-industry or group of sub-industries as defined by the Global Industry Classification Standards ("GICS"). Membership in the Select Industry Indices is determined by a stock's GICS classification, as well as by liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to a particular GICS sub-industry or group of sub-industries that satisfy the following criteria:
   (i) have a float-adjusted market capitalization above $500 million ("market capitalization threshold") with a liquidity ratio (defined by dollar value traded over the previous 12 months divided by average market capitalization over the previous 12 months) greater than or equal to 90% (the "liquidity threshold") or have a float-adjusted market capitalization above $400 million ("market capitalization threshold") with a liquidity ratio (defined by dollar value traded over the previous 12 months divided by average market capitalization over the previous 12 months) greater than or equal to 150% (the "liquidity threshold"); (ii) represent 100% of the float-adjusted market capitalization of the relevant GICS sub-industry(ies); (iii) are U.S.-based companies; and (iv) the length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. S&P has separated the inclusion and exclusion criteria such that existing index constituents may satisfy a lower market capitalization and trading volume requirement than those not included in the index as of the index rebalancing reference date. Existing index members must have a float-adjusted market capitalization above $300 million with a liquidity ratio greater or equal to 50%. Rebalancing occurs on the third Friday of the quarter-ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ

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   Capital Market. The index is an equal weighted market cap index. As of
   September 30, 2010, the Index was comprised of [number of stocks] stocks.

For the SPDR(R) S&P(R) Telecom ETF, the sentence below is added as the second sentence of the paragraph above.

   Should the index not contain the required minimum of 35 qualifying companies, it may contain members of the Communications Equipment sub-industry.

                         PAGE IN PROSPECTUS                                         EFFECTIVE DATE
                           WHERE PARAGRAPH                            [NUMBER OF     FOR THIS NEW
ETF NAME                       APPEARS          [INDUSTRY NAME]         STOCKS]       DISCLOSURE
--------                 ------------------     ---------------       ----------    --------------
SPDR S&P Aerospace &                         aerospace and
  Defense ETF                     68         defense                      25        Immediately
SPDR S&P Biotech ETF              71         biotechnology                29        March 18, 2011
SPDR S&P Building &                          building and
  Construction ETF                75         construction                 38        Immediately
SPDR S&P Computer                            computer hardware
  Hardware ETF                    78                                      25        Immediately
SPDR S&P Computer                            computer software
  Software ETF                    81                                      36        Immediately
SPDR S&P Health Care                         health care
  Equipment ETF                              equipment and
                                  84         supplies                     33        Immediately
SPDR S&P Health Care                         health care
  Services ETF                               providers and
                                  87         services                     34        Immediately
SPDR S&P Homebuilders                        homebuilding
  ETF                             90                                      25        March 18, 2011
SPDR S&P LeisureTime                         leisure
  ETF                             94                                      26        Immediately
SPDR S&P Metals &                            metals and mining
  Mining ETF                      97                                      25        March 18, 2011
SPDR S&P Oil & Gas                           oil and gas
  Equipment & Services                       equipment and
  ETF                            100         services                     25        March 18, 2011
SPDR S&P Oil & Gas                           oil and gas
  Exploration &                              exploration and
  Production ETF                 104         production                   35        March 18, 2011
SPDR S&P Outsourcing &                       outsourcing and
  IT Consulting ETF                          information
                                             technology
                                 108         consulting                   25        Immediately
SPDR S&P                                     pharmaceuticals
  Pharmaceuticals ETF            112                                      23        March 18, 2011
SPDR S&P Retail ETF              115         retail                       66        March 18, 2011
SPDR S&P Semiconductor                       semiconductor
  ETF                            118                                      25        March 18, 2011
SPDR S&P Telecom ETF             122         telecommunications           27        Immediately
SPDR S&P Transportation                      transportation
  ETF                            125                                      30        Immediately


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDRSTSUPP2